BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES	6 Months Ended
Jun. 30, 2026
Disclosure Of Share Capital, Reserves And Other Equity Interest [Abstract]
BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES	BEPC EXCHANGEABLE SHARES, BRHC EXCHANGEABLE SHARES, CLASS A.2 EXCHANGEABLE SHARES, BRHC CLASS B SHARES AND BRHC CLASS C SHARES
The BEPC exchangeable shares, BRHC class B shares, BRHC class C shares and class A.2 exchangeable non-voting shares of BRHC (“class A.2 exchangeable shares”) are classified as liabilities due to their exchange and cash redemption features. However, BEPC class B shares, the most subordinated class of all common shares, meet certain qualifying criteria and are presented as equity instruments given the narrow scope presentation exceptions existing in IAS 32. There are 43,661 BEPC class B shares issued and outstanding as at June 30, 2026 (December 31, 2025: 43,661).
BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these shares in exchange for either a BEP unit on a one-for-one basis or its cash equivalent, at the discretion of BEPC.
BRHC class B and BRHC class C shares provide Brookfield, at its discretion, with the right to redeem these shares in exchange for either a BEP unit on a one-for-one basis or its cash equivalent, at the discretion of BEPC.
The class A.2 exchangeable shares provide Brookfield, at its discretion, with the right to redeem these shares in exchange for BEPC exchangeable shares (subject to an ownership cap that limits the exchange by Brookfield of class A.2 exchangeable shares such that exchanges by Brookfield may not result in Brookfield owning 9.5% or more of the aggregate fair market value of all issued and outstanding shares of BEPC) or BEP units on a one-for-one basis. BEPC, however, has the right, at its sole discretion, to satisfy any such redemption request at its cash equivalent.
As at June 30, 2026, the BEPC exchangeable shares, BRHC class B shares, and BRHC class C shares were remeasured to $34.73 per share to reflect the NYSE closing price of a BEP unit. The class A.2 exchangeable shares up to the ownership cap were remeasured to $37.12 per share and the remaining shares were remeasured to $34.73 per share to reflect the NYSE closing price of a BEPC share and a BEP unit respectively. Remeasurement gains or losses associated with these shares are recorded in the interim consolidated statements of income (loss).
As at June 30, 2026, Brookfield Holders held a direct and indirect interest of approximately 24% of the company. Brookfield Holders own, directly and indirectly, 10,094,152 BEPC exchangeable shares and 34,719,683 class A.2 exchangeable shares on a combined basis and the remaining BEPC exchangeable shares are held by public investors.
During the three and six months ended June 30, 2026, 366 and 366, respectively, of BEPC exchangeable shares were exchanged for an equal number of BEP LP units resulting in a decrease of less than $1 million to the BEPC exchangeable and class A.2 exchangeable shares financial liability (2025: 248 and 35,561, respectively, of BEPC exchangeable shares resulting in a decrease of less than $1 million). During the three and six months ended June 30, 2026, the company declared dividends of $73 million and $144 million, respectively, (2025: $67 million and $135 million, respectively) on its outstanding BEPC exchangeable shares and class A.2 exchangeable shares and nil and nil, respectively, (2025: $66 million and $161 million, respectively) on its outstanding BRHC class C shares. Dividends on BEPC exchangeable shares, class A.2 exchangeable shares and BRHC class C shares are presented as interest expense in the interim consolidated statements of income (loss).
During the first quarter of 2026, the company established an at-the-market (“ATM”) equity program under which it may, at its discretion, offer and sell up to $400 million of BEPC exchangeable shares directly from treasury. During the three and six months ended June 30, 2026, 3,218,037 and 5,994,833, respectively, of BEPC exchangeable shares were issued for gross proceeds of approximately $122 million and $237 million.
In December 2025, the company renewed its normal course issuer bid for its outstanding BEPC exchangeable shares. The company is authorized to repurchase up to 7,244,255 BEPC exchangeable shares, representing 5% of its issued and outstanding BEPC exchangeable shares. The bids will expire on December 17, 2026, or earlier should the company complete its repurchases prior to such date. There were no BEPC exchangeable shares repurchased during the three and six months ended June 30, 2026.
The following table provides a continuity schedule of outstanding BEPC exchangeable, class A.2 exchangeable shares, BRHC class B shares and BRHC class C shares along with the corresponding liability and remeasurement gains and losses.

	BEPC exchangeable shares outstanding (units)	Class A.2 exchangeable shares outstanding (units)	BRHC class B shares outstanding (units)	BRHC class C shares outstanding (units)	Shares classified as financial liability ($ millions)
Balance, as at December 31, 2025	144,885,110	34,719,683	110	194,460,874	$10,261
Share issuances	5,994,833	—	—	—	237
Share exchanges	(366)	—	—	—	—
Remeasurement of liability	—	—	—	—	2,739
Balance, as at June 30, 2026	150,879,577	34,719,683	110	194,460,874	$13,237